Interest Receivable	12 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Interest Receivable
INTEREST RECEIVABLE

The following table provides a summary of interest receivable by interest earning asset type.

	September 30, 2016	September 30, 2015
	(In thousands)
Loans receivable	$29,858	$30,930
Mortgage-backed securities	5,670	6,695
Investment securities	2,141	2,804
	$37,669	$40,429

Interest receivable was $37,669,000 at September 30, 2016 as compared to $40,429,000 as of September 30, 2015. The decrease is primarily due to lower rates as the average period rate for earning assets was 3.58% as of September 30, 2016 compared to 3.63% as of September 30, 2015.